Unsecured senior notes (Details) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2016 CNY (¥) item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Aggregate principal amount			¥ 8,300
Carrying value			3,511	¥ 0	$ 502
Carrying value			20,798	24,770	$ 2,974
Total principal amounts of Senior Notes			49,689	39,286
Future principal payments for unsecured senior notes due
Principal amount outstanding	[1]		41,675	31,705
Interest and Debt Expense			¥ 110	69
American depository shares
Future principal payments for unsecured senior notes due
Debt instrument, convertible, conversion price | $ / shares					$ 45.7
Debt instrument, convertible, conversion ratio			21.883
Percentage of repurchase price to principal amount			100.00%
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item		2
Aggregate principal amount | $							$ 2,000		$ 1,000	$ 1,000
Carrying value			¥ 24,309	24,770
Unamortized discount and debt issuance costs			57	73
Total principal amounts of Senior Notes			24,473	25,029
Debt discount		¥ 79						¥ 37
Debt issuance costs		¥ 36				¥ 236		¥ 45
Future principal payments for unsecured senior notes due
Due in 2026			3,514
Due in 2030			4,885
Due in 2050			2,016
Principal amount outstanding			500	500
Take as Extension | $							$ 250
Weighted average interest rate						0.25%	0.25%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $										$ 500
Interest rate (as a percent)		3.875%								3.875%
Carrying value			¥ 3,511
Carrying value				3,582
Effective interest rate (as a percent)			4.15%		4.15%
Unsecured senior notes | 3.375% notes due 2030
Unsecured senior notes
Aggregate principal amount | $										$ 700
Interest rate (as a percent)		3.375%								3.375%
Carrying value			¥ 4,867	4,973
Effective interest rate (as a percent)			3.47%		3.47%
Unsecured senior notes | 4.125% notes due 2050
Unsecured senior notes
Aggregate principal amount | $										$ 300
Interest rate (as a percent)		4.125%								4.125%
Carrying value			¥ 1,980	2,024
Effective interest rate (as a percent)			4.25%		4.25%
Unsecured senior notes | 0.25% Convertible Senior Notes due 2029
Unsecured senior notes
Aggregate principal amount | $					$ 2,000
Interest rate (as a percent)			0.25%		0.25%
Carrying value			¥ 13,951	14,191
Effective interest rate (as a percent)			0.79%		0.79%
Unsecured senior notes | Unsecured Senior Notes
Future principal payments for unsecured senior notes due
Debt instrument repurchase amount			¥ 42		$ 6
Take as Extension			35		$ 5
Convertible Notes Payable
Unsecured senior notes
Unamortized discount and debt issuance costs			107	¥ 186
Future principal payments for unsecured senior notes due
Due in 2026			0
Due in 2029			14,058
Principal amount outstanding			¥ 14,058

[1]	As of December 31, 2025, the major long-term debts were listed as below.